Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001796280
Registrant Name	Oric Pharmaceuticals, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES